DIRECT OPERATING COSTS	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
DIRECT OPERATING COSTS
DIRECT OPERATING COSTS
The partnership has no key employees or directors and does not remunerate key management personnel. Details of the allocations of costs incurred by Brookfield on behalf of our partnership are disclosed in Note 24. Key decision makers of the partnership are all employees of the ultimate parent company or its subsidiaries, which provides management services under the master services agreement with Brookfield.
Direct operating costs include all attributable expenses except interest, depreciation and amortization, impairment expense, other expenses, and taxes and primarily relate to cost of sales and compensation. The following table lists direct operating costs for the year ended 2017, 2016 , and 2015 by nature:

(US$ MILLIONS)	2017	2016	2015
Cost of sales	$20,276	$6,021	$5,006
Compensation	1,568	1,346	1,110
Property taxes, sales taxes and other	32	19	16
Total	$21,876	$7,386	$6,132